Capital structure and financial items - Financial risks - Key currencies (Details) - Foreign exchange risk	12 Months Ended
	Dec. 31, 2024 kr / $ kr / ¥ kr / $ kr / ¥ kr / £	Dec. 31, 2023 kr / ¥ kr / $ kr / $ kr / ¥ kr / £	Dec. 31, 2022 kr / $ kr / $ kr / ¥ kr / £ kr / ¥
USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate applied (DKK per 100) | kr / $	689	689	708
Year-end exchange rate applied (DKK per 100) | kr / $	714	674	697
CNY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate applied (DKK per 100) | kr / ¥	96	97	105
Year-end exchange rate applied (DKK per 100) | kr / ¥	98	95	101
CAD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate applied (DKK per 100) | kr / ¥	503	511	543
Year-end exchange rate applied (DKK per 100) | kr / ¥	496	509	515
JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate applied (DKK per 100) | kr / $	4.56	4.91	5.40
Year-end exchange rate applied (DKK per 100) | kr / $	4.53	4.77	5.29
BRL
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate applied (DKK per 100) | kr / £	129	138	137
Year-end exchange rate applied (DKK per 100) | kr / £	115	139	132